Debt and Capital Lease - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended					1 Months Ended
	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Series B Preferred Stock [Member]	Jun. 30, 2013 Principal [Member]	Jun. 30, 2013 Accrued Interest [Member]	Sep. 30, 2012 Term Loan Agreement Second [Member] Installment	Sep. 30, 2012 Term Loan Agreement Second [Member] Series B Warrant [Member]	Sep. 30, 2012 Term Loan Agreement Second [Member] Through December 2012 [Member]	Sep. 30, 2012 Term Loan Agreement Second [Member] Thereafter [Member]	Jul. 31, 2010 Term Loan Agreement One [Member] Installment	Jul. 31, 2010 Term Loan Agreement One [Member] Series A-1 preferred stock [Member]	May 31, 2012 Convertible Notes Payable [Member]	May 31, 2012 Convertible Notes Payable [Member] If the maturity date is extended beyond the due date [Member]	May 31, 2012 Convertible Notes Payable [Member] Minimum [Member]	May 31, 2012 Convertible Notes Payable [Member] Series B-1 preferred stock [Member]
Debt Instrument [Line Items]
Debt, face value							$ 507				$ 800
Debt, fixed interest rate											7.00%
Debt, number of installments followed by interest only payments							24				30
Debt, Monthly interest only payments end date							2012-12				2011-01
Warrants issued to purchase shares of stock		1,900	1,623					277				52
Warrants, exercise price per share								0.1297				0.9658				0.1297
Warrants, estimated fair value								22				32				79
Debt, interest rate									9.00%	7.00%			8.00%	10.00%
Interest expense		70	46
Amount converted into capital lease	7		7
Debt, payment term		24 months
Outstanding capital lease balance		1
Proceeds from issuance of convertible notes with detachable warrants													750
Debt, maturity date													May 02, 2013
Trigger Financing amount															10,000
Trigger financing Description		In the event that (i) the Company had not consummated the Trigger Financing by the Maturity Date, or (ii) prior to the closing of the Trigger Financing, there occurred any transaction or series of related transactions resulting in the (a) acquisition of greater than 50% of the voting equity interests of the Company by means of stock purchase, share exchange or other form of corporate reorganization, (b) acquisition, consolidation, merger or like transaction involving the Company in which the shareholders of the Company immediately prior to such transaction own less than 50% of the voting power of the surviving entity, or (c) sale, lease, license, transfer or other conveyance of all or substantially all of the assets of the Company (a “Liquidity Event”), the holder of each convertible note could, at its option, convert the note into shares of the Company’s Series A-1 Preferred Stock (or, at the holder’s election, shares of the Company’s Series A-1A Preferred Stock) (the “Existing Preferred”). The number of shares of Existing Preferred to be issued upon such conversion would be equal to the quotient obtained by dividing (i) the outstanding principal and accrued but unpaid interest under the note by (ii) the price per share obtained by dividing (A) $42,208 by (B) the number of fully diluted shares of the Company as of the date of such conversion.
Debt converted, value					709	32
Shares issued upon conversion				5,970
Beneficial conversion feature charge		72
Non-cash amortization of the discount and the beneficial conversion charge		$ 121	$ 21